Quarterly Holdings Report
for
Fidelity® Maryland Municipal Income Fund
November 30, 2024
SMD-NPRT1-0125
1.810710.120
Municipal Securities - 93.0%
	Principal Amount (a)	Value ($)
District Of Columbia - 1.3%
Special Tax - 1.3%
Washington DC Met Area Tran Auth Rev Series 2017B, 5% 7/1/2033	2,000,000	2,092,617
Maryland - 88.5%
Education - 7.6%
Maryland Economic Dev Corp St (Morgan State Univ MD Academic & Aux Facs Fees Rev Proj.) 5.75% 7/1/2053	1,000,000	1,101,164
Maryland Economic Dev Corp St (Towson University Student Housing Proj.) 5% 7/1/2026	350,000	356,347
Maryland Economic Dev Corp St (Towson University Student Housing Proj.) 5% 7/1/2028	305,000	314,271
Maryland Economic Dev Corp St (Towson University Student Housing Proj.) 5% 7/1/2029	185,000	190,403
Maryland Economic Dev Corp St (Towson University Student Housing Proj.) 5% 7/1/2030	250,000	256,964
Maryland Economic Dev Corp St (Towson University Student Housing Proj.) 5% 7/1/2031	300,000	307,834
Maryland Economic Dev Corp St (Towson University Student Housing Proj.) 5% 7/1/2032	325,000	332,874
Maryland Economic Dev Corp St (Towson University Student Housing Proj.) 5% 7/1/2036	500,000	509,087
Maryland Economic Dev Corp St (Umbc Stud Hsg Proj.) 5% 7/1/2028 (Assured Guaranty Municipal Corp Insured)	350,000	359,519
Maryland Economic Dev Corp St (Umbc Stud Hsg Proj.) 5% 7/1/2029 (Assured Guaranty Municipal Corp Insured)	700,000	717,865
Maryland Economic Dev Corp St (Umd Stud Hsg Proj.) 5% 6/1/2043 (Assured Guaranty Municipal Corp Insured)	575,000	582,608
Maryland Health & Higher Educational Facilities Authority (MD Inst College of Art Proj.) Series 2024, 5.25% 6/1/2044	1,000,000	1,056,731
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 4% 6/1/2039	475,000	457,324
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 4% 6/1/2040	500,000	477,029
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 4% 6/1/2055	500,000	456,657
Maryland St Hlth & HI Ed Facs (Loyola University MD Proj.) 5% 10/1/2049	2,000,000	2,101,098
Maryland St Hlth & HI Ed Facs (MD Inst College of Art Proj.) Series 2016, 5% 6/1/2026	300,000	305,614
Maryland St Hlth & HI Ed Facs (MD Inst College of Art Proj.) Series 2016, 5% 6/1/2027	255,000	259,649
Maryland St Hlth & HI Ed Facs (MD Inst College of Art Proj.) Series 2016, 5% 6/1/2028	310,000	315,610
Maryland St Hlth & HI Ed Facs (MD Inst College of Art Proj.) Series 2016, 5% 6/1/2029	350,000	355,989
Maryland St Hlth & HI Ed Facs (MD Inst College of Art Proj.) Series 2016, 5% 6/1/2033	305,000	309,294
Maryland St Hlth & HI Ed Facs (MD Inst College of Art Proj.) Series 2016, 5% 6/1/2036	250,000	253,056
Westminster MD Edl Facs Rev (Mcdaniel College Proj.) 5% 11/1/2031	1,000,000	1,022,906
		12,399,893
Escrowed/Pre-Refunded - 0.5%
Maryland St Hlth & HI Ed Facs Series 2017, 5% 6/1/2027 (Pre-refunded to 6/1/2026 at 100)	290,000	299,223
Maryland St Hlth & HI Ed Facs Series 2017, 5% 6/1/2031 (Pre-refunded to 6/1/2026 at 100)	425,000	438,516
		737,739
General Obligations - 23.4%
Anne Arundel Cnty MD Gen. Oblig. Series 2021, 3% 10/1/2037	1,300,000	1,217,565
Baltimore Cnty MD Gen. Oblig. Series 2019, 4% 11/1/2033	1,805,000	1,876,278
Baltimore Cnty MD Gen. Oblig. Series 2021, 3% 3/1/2037	1,000,000	942,546
Baltimore Cnty MD Gen. Oblig. Series 2021, 3% 3/1/2039	3,220,000	2,954,235
Charles Cnty MD Gen. Oblig. Series 2017, 2.8% 10/1/2031	1,105,000	1,063,813
Charles Cnty MD Gen. Oblig. Series 2017, 2.9% 10/1/2032	1,960,000	1,879,831
Charles Cnty MD Gen. Oblig. Series 2020, 1.625% 10/1/2033	2,505,000	2,082,424
City of Baltimore MD Gen. Oblig. Series 2017 A, 5% 10/15/2034	2,000,000	2,104,771
City of Baltimore MD Gen. Oblig. Series 2017 A, 5% 10/15/2036	1,000,000	1,049,562
City of Baltimore MD Gen. Oblig. Series 2017 A, 5% 10/15/2037	1,005,000	1,053,271
City of Baltimore MD Gen. Oblig. Series 2022A, 5% 10/15/2036	1,565,000	1,776,116
Frederick Cnty MD Gen. Oblig. Series 2021 A, 1.5% 10/1/2033	2,000,000	1,640,026
Frederick Cnty MD Gen. Oblig. Series 2021 A, 1.75% 10/1/2037	2,000,000	1,551,214
Harford Cnty MD Series 2018, 2.85% 9/15/2031	1,820,000	1,753,017
Harford Cnty MD Series 2018, 2.95% 9/15/2032	1,045,000	1,007,495
Harford Cnty MD Series 2018, 3.05% 9/15/2034	260,000	252,567
Harford Cnty MD Series 2018, 3.15% 9/15/2036	670,000	648,181
Howard Cnty MD Hsg Comm Lease Rev (Howard Cnty MD Proj.) 2% 6/1/2039	755,000	581,152
Maryland St Stad Auth Lease Rv (State of Maryland Proj.) Series 2019 C, 3% 12/15/2034	545,000	520,832
Montgomery Cnty MD Gen. Oblig. Series 2019 A, 4% 11/1/2033	3,000,000	3,118,467
Prince Georges County MD Gen. Oblig. Series 2020 A, 5% 7/15/2034	1,010,000	1,081,761
Prince Georges County MD Gen. Oblig. Series 2021 A, 2% 7/1/2035	1,000,000	851,850
Prince Georges Cty MD Ctf Part (Prince Georges County MD Proj.) 4% 10/1/2039	1,205,000	1,241,306
Prince Georges Cty MD Ctf Part (Prince Georges County MD Proj.) 4% 10/1/2040	1,255,000	1,284,112
Prince Georges Cty MD Ctf Part (Prince Georges County MD Proj.) Series 2018, 5% 10/1/2048	2,100,000	2,194,053
Salisbury MD Gen. Oblig. 3% 9/1/2030	305,000	299,106
State of Maryland Gen. Oblig. Series 2016, 3% 6/1/2031	1,085,000	1,073,172
		37,098,723
Health Care - 23.6%
Baltimore Cnty MD Crest Vlg (Oak Crest Village Inc Proj.) 4% 1/1/2045	1,750,000	1,645,959
Baltimore Cnty MD Crest Vlg (Oak Crest Village Inc Proj.) 4% 1/1/2050	2,400,000	2,186,017
Baltimore Cnty MD Crest Vlg (Riderwood Vlg Inc Proj.) 4% 1/1/2032	700,000	712,922
Baltimore Cnty MD Crest Vlg (Riderwood Vlg Inc Proj.) 4% 1/1/2033	1,200,000	1,219,695
Baltimore Cnty MD Crest Vlg (Riderwood Vlg Inc Proj.) 4% 1/1/2035	1,230,000	1,244,632
Baltimore Cnty MD Crest Vlg (Riderwood Vlg Inc Proj.) 4% 1/1/2037	1,500,000	1,512,995
Maryland Health & Higher Educational Facilities Authority (Frederick Memorial Hospital MD Proj.) Series 2020, 4% 7/1/2040	300,000	295,808
Maryland Health & Higher Educational Facilities Authority (Frederick Memorial Hospital MD Proj.) Series 2020, 4% 7/1/2045	750,000	722,684
Maryland Health & Higher Educational Facilities Authority (Frederick Memorial Hospital MD Proj.) Series 2020, 4% 7/1/2050	1,000,000	936,067
Maryland Health & Higher Educational Facilities Authority (Frederick Memorial Hospital MD Proj.) Series 2023, 5% 7/1/2039	1,000,000	1,074,852
Maryland Health & Higher Educational Facilities Authority (Greater Baltimore Med Ctr, MD Proj.) Series 2021 A, 2.5% 7/1/2051	5,000,000	3,439,048
Maryland Health & Higher Educational Facilities Authority (Greater Baltimore Med Ctr, MD Proj.) Series 2021 A, 3% 7/1/2051	1,000,000	772,784
Maryland St Hlth & HI Ed Facs (Adventist Health Mid Atlantic Proj.) 5.5% 1/1/2031	1,500,000	1,552,302
Maryland St Hlth & HI Ed Facs (Lifebridge Health Proj.) Series 2016, 5% 7/1/2031	500,000	514,314
Maryland St Hlth & HI Ed Facs (Luminis Health Proj.) Series 2017A, 5% 7/1/2028	520,000	538,963
Maryland St Hlth & HI Ed Facs (Luminis Health Proj.) Series 2017A, 5% 7/1/2030	850,000	877,100
Maryland St Hlth & HI Ed Facs (Luminis Health Proj.) Series 2017A, 5% 7/1/2031	1,400,000	1,442,328
Maryland St Hlth & HI Ed Facs (Luminis Health Proj.) Series 2017A, 5% 7/1/2032	290,000	298,606
Maryland St Hlth & HI Ed Facs (MedStar Health Inc Proj.) Series 2013B, 5% 8/15/2038	2,000,000	2,002,042
Maryland St Hlth & HI Ed Facs (MedStar Health Inc Proj.) Series 2015, 4% 8/15/2045	250,000	249,993
Maryland St Hlth & HI Ed Facs (Mercy Medical Center, MD Proj.) 4% 7/1/2042	2,175,000	2,036,374
Maryland St Hlth & HI Ed Facs (Mercy Medical Center, MD Proj.) 5% 7/1/2038	3,215,000	3,260,652
Maryland St Hlth & HI Ed Facs (Meritus Health Inc,Md Proj.) 5% 7/1/2033	1,325,000	1,334,230
Maryland St Hlth & HI Ed Facs (Meritus Health Inc,Md Proj.) 5% 7/1/2034	1,200,000	1,207,648
Maryland St Hlth & HI Ed Facs (Tidalhealth Proj.) 5% 7/1/2034	1,000,000	1,070,828
Maryland St Hlth & HI Ed Facs (Tidalhealth Proj.) 5% 7/1/2035	1,000,000	1,070,322
Maryland St Hlth & HI Ed Facs (Univ of Maryland Med Sys, MD Proj.) 5% 7/1/2031	2,200,000	2,224,346
Maryland St Hlth & HI Ed Facs (UPMC Proj.) 5% 4/15/2034	1,010,000	1,102,724
Maryland St Hlth & HI Ed Facs (UPMC Proj.) 5% 4/15/2035	1,000,000	1,089,868
		37,636,103
Housing - 7.0%
Maryland Community Development Administration (Residential Revenue Bonds Proj) 5% 3/1/2030	700,000	745,819
Maryland Community Development Administration (Residential Revenue Bonds Proj) 5% 3/1/2031	1,150,000	1,225,124
Maryland Community Development Administration (Residential Revenue Bonds Proj) 5% 9/1/2029	550,000	592,439
Maryland Community Development Administration (Residential Revenue Bonds Proj) Series 2021 B, 3% 9/1/2051	1,135,000	1,114,974
Maryland Community Development Administration (Residential Revenue Bonds Proj.) 3.5% 3/1/2050	760,000	755,455
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2019 B, 4% 9/1/2049	440,000	441,832
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2023E, 6.25% 3/1/2054	1,950,000	2,137,456
Maryland Community Development Administration Series 2020 A, 2.5% 9/1/2040	1,000,000	808,719
Maryland Community Development Administration Series 2020 A, 2.6% 3/1/2042	3,490,000	2,722,474
Montgomery Cnty MD Hsg Opptys Commn Rev Series 2023 C, 5.75% 1/1/2058	500,000	572,587
		11,116,879
Special Tax - 8.5%
Baltimore Hotel Corp 5% 9/1/2032	1,500,000	1,522,643
City of Baltimore MD (Baltimore Tif Res Ph1 Proj.) 5% 9/1/2038	1,650,000	1,667,385
Maryland St Dept Transn Cons Series 2021 A, 2% 10/1/2034	2,225,000	1,889,848
Maryland St Dept Transn Cons Series 2021 A, 3% 10/1/2032	570,000	562,491
Maryland St Stad Auth Rev (MD Stadium Auth Baltimore City Sch Proj.) Series 2016, 5% 5/1/2030	1,715,000	1,759,503
Maryland St Stad Auth Rev (MD Stadium Auth Baltimore City Sch Proj.) Series 2018 A, 5% 5/1/2036	1,580,000	1,666,094
State of Maryland Built to Learn Revenue Series 2021, 2.75% 6/1/2051	1,000,000	746,876
State of Maryland Built to Learn Revenue Series 2021, 4% 6/1/2046	1,000,000	1,003,044
State of Maryland Built to Learn Revenue Series 2021, 4% 6/1/2051	1,000,000	991,682
State of Maryland Built to Learn Revenue Series 2022 A, 4% 6/1/2036	1,875,000	1,946,104
		13,755,670
Transportation - 10.1%
Maryland Economic Development Corp (Purple Line Transit Partners Proj.) Series 2022B, 5% 6/30/2037 (b)	2,465,000	2,619,996
Maryland Economic Development Corp (Purple Line Transit Partners Proj.) Series 2022B, 5.25% 6/30/2055 (b)	1,000,000	1,045,718
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 4% 8/1/2051 (b)	2,005,000	1,915,936
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2046 (b)	2,000,000	2,087,842
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2017A, 5% 6/1/2029	1,850,000	1,942,735
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2019 A, 5% 6/1/2044 (b)	500,000	515,597
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2019 A, 5% 6/1/2049 (b)	1,000,000	1,024,044
Maryland St Transn Auth Transn 2.5% 7/1/2047	2,000,000	1,469,993
Maryland St Transn Auth Transn 3% 7/1/2037	1,620,000	1,509,046
Maryland St Transn Auth Transn Series 2020, 5% 7/1/2036	490,000	537,462
MD St Econ Dev Corp Air Cargo (Afco Airport Real Estate Group, LLC Proj.) Series 2019, 5% 7/1/2027 (b)	200,000	207,399
MD St Econ Dev Corp Air Cargo (Afco Airport Real Estate Group, LLC Proj.) Series 2019, 5% 7/1/2028 (b)	630,000	662,110
MD St Econ Dev Corp Air Cargo (Afco Airport Real Estate Group, LLC Proj.) Series 2019, 5% 7/1/2029 (b)	585,000	622,063
		16,159,941
Water & Sewer - 7.8%
Baltimore MD Proj Rev (Baltimore Wastewater Util Rev Proj.) Series 2014C, 5% 7/1/2034	1,285,000	1,286,118
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2014A, 5% 7/1/2033	3,000,000	3,004,307
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2017 D, 5% 7/1/2031	5,260,000	5,461,543
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2020 A, 5% 7/1/2050	2,490,000	2,632,036
		12,384,004
TOTAL MARYLAND		141,288,952
Maryland,Virginia - 2.5%
Special Tax - 2.5%
Washington Metropolitan Area Transit Authority Series 2021 A, 3% 7/15/2036	400,000	383,513
Washington Metropolitan Area Transit Authority Series 2021 A, 5% 7/15/2046	3,350,000	3,591,341
		3,974,854
TOTAL MARYLAND,VIRGINIA		3,974,854
Puerto Rico - 0.7%
General Obligations - 0.7%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (c)	505,310	349,485
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2027	55,000	57,542
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	185,000	199,587
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.75% 7/1/2031	445,000	495,999
		1,102,613
TOTAL PUERTO RICO		1,102,613
TOTAL MUNICIPAL SECURITIES (Cost $149,814,118)		148,459,036

Money Market Funds - 5.8%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (d)(e) (Cost $9,345,326)	2.95	9,343,457	9,345,325

TOTAL INVESTMENT IN SECURITIES - 98.8% (Cost $159,159,444)	157,804,361
NET OTHER ASSETS (LIABILITIES) - 1.2%	1,865,761
NET ASSETS - 100.0%	159,670,122

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund	9,404,253	4,452,327	4,511,255	67,722	-	-	9,345,325	0.3%
Total	9,404,253	4,452,327	4,511,255	67,722	-	-	9,345,325

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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